SHORT TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of short term and long-term debt

(in thousands of $)	June 30,	December 31,
	2023	2022
U.S. dollar denominated floating rate debt
$629 Million Facility	—	467,865
Flex Amber Sale and Leaseback	—	139,022
$320 Million Sale and Leaseback	296,625	305,974
$125 million tranche under the $375 Million Facility	108,412	119,475
Flex Resolute $150 Million Facility	146,054	150,000
Flex Enterprise $150 Million Facility	142,631	147,542
Flex Rainbow $180 Million Sale and Leaseback	178,345	—
$330 Million Sale and Leaseback	321,500	—
$140 million term tranche under the $290 Million Facility	136,367	—
Total U.S. dollar floating rate debt	1,329,934	1,329,878

U.S. dollar denominated fixed rate debt

Flex Volunteer Sale and Leaseback	149,404	152,801
Total U.S. dollar denominated fixed rate debt	149,404	152,801

U.S. dollar denominated revolving credit facilities

$150 million revolving tranche under the $290 Million Facility	150,000	—
$250 million revolving tranche under the $375 Million Facility	250,000	250,000
Total U.S. dollar denominated revolving credit facilities	400,000	250,000

Total debt	1,879,338	1,732,679

Less
Current portion of debt	(105,795)	(99,706)
Long-term portion of debt issuance costs	(13,088)	(13,749)
Long-term debt	1,760,455	1,619,224

Schedule of capital commitments
As of June 30, 2023, the Company's only capital commitments relate to long-term debt obligations, summarized below;

(figures in thousands of $)
	Sale & Leaseback	Period repayment	Balloon repayment	Total
1 year	51,434	54,361	—	105,795
2 years	52,099	54,361	—	106,460
3 years	52,814	54,361	—	107,175
4 years	53,558	54,361	—	107,919
5 years	54,360	52,198	250,000	356,558
Thereafter	681,609	21,036	392,786	1,095,431
Total	945,874	290,678	642,786	1,879,338